Significant Accounting Policies - Software Development Costs (Details)	12 Months Ended
Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Revenue recognition for providing cloud-based software on collaborative warehouse fulfilling solutions, term	5 years
Software development costs | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	2 years
Software development costs | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years